UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6643

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

statement of investments
Dreyfus New Jersey Intermediate Municipal Bond Fund
Statement of Investments	December 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--97.2%	Amount ($)	Value ($)

New Jersey--94.6%

Atlantic City Board of Education:
5.50%, 12/1/2008 (Insured; FSA , Guaranteed; School
Board Reserve Fund)	1,250,000	1,387,825
6%, 12/1/2013 (Insured; FSA, Guaranteed; School
Board Reserve Fund)	3,205,000	3,801,098

Bayshore Regional Sewer Authority, Subordinated Sewer Revenue:
5.30%, 4/1/2008 (Insured; MBIA)	1,000,000	1,055,890
5.40%, 4/1/2009 (Insured; MBIA) (Prerefunded 4/1/2006)	1,000,000 a	1,058,860

Bergen County Improvement Authority, School District
Revenue (Engelwood City Board of Education Project):
5.25%, 4/1/2018	1,400,000	1,555,260
5.25%, 4/1/2019	1,475,000	1,636,159
5.25%, 4/1/2020	1,550,000	1,711,727

Bergen County Utilities Authority, Water Pollution Control
Revenue 5.375%, 12/15/2013 (Insured; FGIC)	1,155,000	1,293,635

Brick Township Municipal Utilities Authority, Water and Sewer
Revenue 5.10%, 12/1/2009 (Insured; FGIC)	1,500,000	1,589,805

Burlington County Bridge Commission:
LR (Governmental Leasing Program):
5.25%, 8/15/2016	1,100,000	1,200,463
5.25%, 8/15/2017	1,355,000	1,475,026
Pooled Loan Revenue (Governmental Loan Program)
5.25%, 12/15/2019 (Insured; AMBAC)	2,890,000	3,213,073

Camden County Municipal Utilities Authority,
County Agreement Sewer Revenue
5%, 7/15/2009 (Insured; FGIC)	3,200,000	3,388,096

Cape May County Municipal Utilities Authority
5.75%, 1/1/2016 (Insured; FSA)	2,000,000	2,348,960

Delaware River and Bay Authority, Revenue:
5.25%, 1/1/2017 (Insured; MBIA)	1,160,000	1,280,153
5.25%, 1/1/2019 (Insured; MBIA)	2,390,000	2,625,055

Freehold Regional High School:
5.50%, 3/1/2009
(Insured; FGIC, Guaranteed; School Board Reserve Fund)	1,450,000	1,618,387
5.50%, 3/1/2010
(Insured; FGIC, Guaranteed; School Board Reserve Fund)	2,460,000	2,773,798

Page	1

statement	of	investments
Hoboken Parking Utilities 5.25%, 1/1/2018 (Insured; FGIC)		3,210,000		3,532,701

Hudson County Improvement Authority,
Facility Lease Revenue (Hudson County Lease Project)
5.25%, 10/1/2012 (Insured; FGIC)		2,795,000		3,066,953

Jersey City:
Public Improvement 5.25%, 9/1/2010 (Insured; MBIA)
(Prerefunded 9/1/2009)		1,605,000	a	1,797,279
Water 5.20%, 10/1/2008 (Insured; AMBAC)		1,565,000		1,669,761

Middlesex County Utilities Authority, Sewer Revenue
6.25%, 8/15/2010 (Insured; MBIA)		1,500,000		1,678,185

Monmouth County
5.10%, 10/1/2010 (Prerefunded 10/1/2005)		2,600,000	a	2,710,552

Monmouth County Improvement Authority,
Governmental Loan Revenue:
5.25%, 12/1/2017 (Insured; AMBAC)		1,605,000		1,786,622
5.25%, 12/1/2020 (Insured; AMBAC)		2,235,000		2,462,747

New Jersey Economic Development Authority, Revenue:
Cigarette Tax
5.50%, 6/15/2024		2,300,000		2,387,446
Department of Human Services
5.75%, 7/1/2014		1,080,000		1,212,948
Economic Development (Masonic Charity Foundation)
5%, 6/1/2018		1,680,000		1,780,027
Motor Vehicle Surcharge Revenue
Zero Coupon 7/1/2018 (Insured; MBIA)		5,000,000		2,747,400
School (The Peddie School Project)
4%, 2/1/2007		1,000,000		1,034,890
School Facilities, Construction:
5.50%, 6/15/2011 (Insured; AMBAC)		2,500,000		2,840,725
5.25%, 6/15/2016 (Insured; AMBAC)		4,500,000		4,948,695
Transportation (New Jersey Transit Corp. Light Rail
Transit System Project) 5.25%, 5/1/2011 (Insured; FSA)		2,210,000		2,472,460

New Jersey Educational Facilities Authority, Revenue:
College and University:
(College of New Jersey)
5.375%, 7/1/2017 (Insured; FGIC)		1,300,000		1,450,488
(Fairleigh Dickenson University)
6%, 7/1/2020		2,000,000		2,175,820
(Montclair State University)
5.125%, 7/1/2022 (Insured; MBIA)		1,840,000		1,980,410
(Princeton University):
5.125%, 7/1/2012		1,550,000		1,721,260
5.25%, 7/1/2014 (Prerefunded 7/1/2010)		2,885,000	a	3,221,939
(Seton Hall University):
5.25%, 7/1/2006 (Insured; AMBAC)		2,030,000		2,121,025
5.25%, 7/1/2009 (Insured; AMBAC)		1,050,000		1,161,573
Public Library Project Grant Issue
5.50%, 9/1/2017 (Insured; AMBAC)		1,500,000		1,683,300

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statement of investments

New Jersey Health Care Facilities Financing Authority, Health Hospital
and Nursing Home Revenue:
(Atlantic City Medical Center) 6%, 7/1/2012	3,145,000		3,543,692
(Capital Health System Obligated Group)
5.50%, 7/1/2011	2,730,000		2,974,581
(Health Care System Obligated Group)
5.50%, 7/1/2012	1,645,000		1,802,410
(Raritan Bay Medical Center Issue) 6.625%, 7/1/2005	2,800,000		2,858,520
(Robert Wood Johnson University Center):
5%, 7/1/2008 (Insured; MBIA)	1,500,000		1,567,620
5.375%, 7/1/2013	2,000,000		2,155,540
(Saint Joseph's Hospital and Medical Center)
5.15%, 7/1/2006 (Insured; Connie Lee)	2,555,000		2,646,597
(Somerset Medical Center) 5.50%, 7/1/2018	4,155,000		4,388,719
(South Jersey Hospital) 6%, 7/1/2012	3,000,000		3,416,730
(Trinitas Hospital Obligated Group) 7.375%, 7/1/2015	4,000,000		4,621,840

New Jersey Housing and Mortgage Finance Agency, Revenue,
Home Buyer 5%, 4/1/2005 (Insured; MBIA)	2,000,000		2,012,740

New Jersey Transportation Trust Fund Authority,
Transportation System:
5.50%, 6/15/2009	2,725,000		3,047,368
6%, 12/15/2014 (Insured; MBIA)	1,370,000		1,609,819
6%, 12/15/2014 (Insured; MBIA) (Prerefunded 12/15/2011)	2,630,000	a	3,090,382
6%, 12/15/2016 (Insured; MBIA) (Prerefunded 12/15/2011)	5,000,000	a	5,875,250

New Jersey Turnpike Authority, Turnpike Revenue:
5.75%, 1/1/2010 (Insured; MBIA) (Prerefunded 1/1/2010)	685,000	a	778,503
5.75%, 1/1/2010 (Insured; MBIA)	2,315,000		2,618,311
6%, 1/1/2014 (Insured; MBIA) (Prerefunded 1/1/2014)	1,820,000	a	2,171,005
6%, 1/1/2014 (Insured; MBIA)	3,180,000		3,763,625
5%, 1/1/2020 (Insured; FSA)	5,000,000		5,336,850

North Hudson Sewer Authority, Sewer Revenue:
5.25%, 8/1/2010 (Insured; FGIC)	3,825,000		4,032,086
5.25%, 8/1/2016 (Insured; FGIC)	2,000,000		2,216,960
5.25%, 8/1/2017 (Insured; FGIC)	2,000,000		2,206,360

North Jersey District of Water Supply Commission
(Wanaque South Project):
5.25%, 7/1/2014 (Insured; MBIA)	2,200,000		2,462,922
5.25%, 7/1/2015 (Insured; MBIA)	4,570,000		5,100,257

Northeast Monmouth County Regional Sewer Authority, Sewer Revenue
5%, 11/1/2010 (Insured; MBIA)	2,250,000		2,375,573

Ocean County, General Improvement:
5.65%, 7/1/2005	1,600,000		1,629,984
5%, 9/1/2012	1,300,000		1,425,034
5%, 9/1/2013	1,200,000		1,312,356

Ocean County Utilities Authority,
Wastewater Revenue 5.25%, 1/1/2017	1,500,000		1,649,220

statement	of	investments
Port Authority of New York and New Jersey
(Consolidated Board 101st Series)
5.25%, 9/15/2006 (Insured; MBIA)		1,000,000		1,030,290
South Brunswick Township Board of Education
5.625%, 12/1/2010 (Insured; FGIC, Guaranteed; School
Board Reserve Fund) (Prerefunded 12/1/2009)		1,820,000	a	2,062,187
South Jersey Transportation Authority,
Transportation System Revenue
5.25%, 11/1/2012 (Insured; FSA)		2,105,000		2,370,419
Southeast Morris County Municipal Utilities Authority,
Water Revenue 5%, 1/1/2012 (Insured; MBIA)		1,000,000		1,092,140
Southern Regional High School District 5.50%, 9/1/2011
(Insured; MBIA) (Prerefunded 9/1/2006)		1,600,000 a		1,686,480
Tobacco Settlement Financing Corporation 5.375%, 6/1/2018		2,500,000		2,439,250
Trenton 5.125%, 1/15/2013 (Insured; FGIC)		1,000,000		1,090,470

Western Monmouth Utilities Authority, Revenue
5.15%, 2/1/2008 (Insured; AMBAC)		1,000,000		1,022,460
U.S. Related --2.6%
Children's Trust Fund of Puerto Rico, Tobacco Settlement
Revenue 5.75%, 7/1/2012 (Prerefunded 7/1/2010)		1,500,000 a		1,704,060
Puerto Rico Highway and Transportation Authority,
Transportation Revenue 5%, 7/1/2022 (Insured; FGIC)		1,615,000		1,720,217
Virgin Islands Public Finance Authority, Revenue
(Senior Lien Fund) 5.50%, 10/1/2008 (Insured; ACA)		1,500,000		1,635,060

Total Long-Term Municipal Investments				191,202,363
(cost $180,949,063)

Short-Term Municipal Investment--1.0%
New Jersey:
New Jersey Economic Development Authority,
EDR (Foreign Trade Zone Project)
2.17% (LOC; Bank of New York)
(cost $2,000,000)		2,000,000 b		2,000,000
TOTAL INVESTMENTS (Cost $182,949,063)		98.2%		193,202,363
CASH AND RECEIVABLES (NET)		1.8%		3,509,519
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statement of investments
NET ASSETS	100.0%	196,711,882

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)